Income Tax (Summary of Income Tax Contigencies) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Tax Uncertainties [Abstract]
Beginning Balance	$ 694	$ 464
Additions	67	291
Prior year additions	0	241
Reductions	(46)	(7)
Settlements	0	(166)
Lapses in statues of limitaions	0	(129)
Ending Balance	$ 715	$ 694